Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	2020	2019
Development and production assets	23,584.1	23,038.6
Corporate assets	120.7	117.2
Property, plant and equipment at cost	23,704.8	23,155.8
Accumulated depletion, depreciation and impairment	(19,332.8)	(15,314.2)
Net carrying amount	4,372.0	7,841.6

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,038.6	26,635.3
Accumulated depletion and impairment, beginning of year	(15,251.0)	(16,262.2)
Net carrying amount, beginning of year	7,787.6	10,373.1

Net carrying amount, beginning of year	7,787.6	10,373.1
Acquisitions through business combinations, net	0.2	8.7
Additions	504.2	1,075.7
Dispositions, net	(28.0)	(1,230.9)
Transfers from exploration and evaluation assets	198.0	380.6
Reclassified as assets held for sale	—	(195.0)
Depletion	(611.6)	(1,087.4)
Impairment	(3,557.8)	(1,466.4)
Foreign exchange	26.3	(70.8)
Net carrying amount, end of year	4,318.9	7,787.6

Cost, end of year	23,584.1	23,038.6
Accumulated depletion and impairment, end of year	(19,265.2)	(15,251.0)
Net carrying amount, end of year	4,318.9	7,787.6

Corporate assets
Cost, beginning of year	117.2	114.6
Accumulated depreciation, beginning of year	(63.2)	(57.5)
Net carrying amount, beginning of year	54.0	57.1

Net carrying amount, beginning of year	54.0	57.1
Additions	3.5	2.9
Depreciation	(4.4)	(5.9)
Foreign exchange	—	(0.1)
Net carrying amount, end of year	53.1	54.0

Cost, end of year	120.7	117.2
Accumulated depreciation, end of year	(67.6)	(63.2)
Net carrying amount, end of year	53.1	54.0
At December 31, 2020, future development costs of $4.18 billion (December 31, 2019 - $5.15 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2020 were $37.7 million (year ended December 31, 2019 - $40.0 million), including $5.4 million of share-based compensation costs (year ended December 31, 2019 - $4.3 million).
Impairment test of property, plant and equipment
2020 Impairment
At December 31, 2020, there were no indicators of impairment or impairment recovery.
At March 31, 2020, the significant decrease in forecast benchmark commodity prices and the value of the Company's market capitalization as compared to shareholders' equity were indicators of impairment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2020:

	2020 (1)	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (3)
WTI ($US/bbl) (2)	29.17	40.45	49.17	53.28	55.66	56.87	58.01	59.17	60.35	61.56	62.79
Exchange Rate ($US/$Cdn)	0.707	0.728	0.745	0.747	0.748	0.750	0.750	0.750	0.750	0.750	0.750
WTI ($Cdn/bbl)	41.26	55.56	66.00	71.33	74.41	75.83	77.35	78.89	80.47	82.08	83.72
AECO ($Cdn/mmbtu) (2)	1.74	2.20	2.38	2.45	2.53	2.60	2.66	2.72	2.79	2.85	2.92
(1)Effective April 1, 2020.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.750.
At March 31, 2020, the Company determined that the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan, Northern U.S., and Southern Alberta CGUs exceeded their recoverable amount. The full amount of the impairments were attributed to PP&E and, as a result, impairment losses of $3.56 billion were recorded as a component of DD&A and impairment expense. The impairment loss was due to the significant decrease in forecast benchmark commodity prices used in impairment testing at March 31, 2020 compared to December 31, 2019.
In future periods, the impairment can be reversed up to the original carrying value less any associated DD&A if the estimated recoverable amounts of the CGUs exceed their carrying amount. At December 31, 2020, the after tax impairment losses that can be reversed for the Canada and U.S. operating segments were $5.57 billion and $410.4 million, respectively.
The following table summarizes the impairment expense for the year ended December 31, 2020 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,500.0	15.00%	1,726.1	1,286.7
Southwest Saskatchewan	Canada	940.9	15.00%	866.7	646.1
Northern U.S.	U.S.	465.8	15.00%	549.7	410.0
Southern Alberta	Canada	489.2	15.00%	415.3	309.6
Total impairment		4,395.9		3,557.8	2,652.4
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2020, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(139.3)	153.9	255.8	(251.4)
Southwest Saskatchewan	(55.5)	61.3	109.8	(108.9)
Northern U.S.	(35.8)	39.8	77.7	(79.4)
Southern Alberta	(31.6)	35.0	60.8	(64.0)
Increase (decrease)	(262.2)	290.0	504.1	(503.7)
2019 Impairment
For the year ended December 31, 2019, the decrease in forecast benchmark commodity prices in addition to losses recognized on dispositions during the year were indicators of impairment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2019:

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (2)
WTI ($US/bbl) (1)	61.00	63.75	66.18	67.91	69.48	71.07	72.68	74.24	75.73	77.24	78.79
Exchange Rate ($US/$Cdn)	0.760	0.770	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785	0.785
WTI ($Cdn/bbl)	80.26	82.79	84.31	86.51	88.51	90.54	92.59	94.57	96.47	98.39	100.37
AECO ($Cdn/MMbtu) (1)	2.04	2.32	2.62	2.71	2.81	2.89	2.96	3.03	3.09	3.16	3.24
(1)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(2)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.785.
At December 31, 2019, the Company determined that the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan, Southern Alberta and Northern Alberta CGUs exceeded their recoverable amount. The full amount of the impairments were attributed to PP&E and, as a result, impairment losses of $1.21 billion were recorded as a component of DD&A and impairment expense. The impairment loss was largely due to the decrease in forecast benchmark commodity prices used in impairment testing at December 31, 2019 compared to December 31, 2018.
The following table summarizes the impairment expense for the year ended December 31, 2019 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	4,087.0	15.00%	811.7	594.1
Southwest Saskatchewan	Canada	1,704.1	15.00%	333.5	244.1
Southern Alberta	Canada	858.0	15.00%	56.0	41.0
Northern Alberta	Canada	1.1	15.00%	6.6	4.8
Total impairment		6,650.2		1,207.8	884.0
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2019, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(265.1)	291.8	489.8	(486.7)
Southwest Saskatchewan	(113.2)	124.7	215.7	(215.2)
Southern Alberta	(61.1)	67.3	118.2	(118.3)
Northern Alberta	(0.3)	0.3	0.6	(0.6)
Increase (decrease)	(439.7)	484.1	824.3	(820.8)